RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

15. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly. The key management personnel of the Company are the members of the Company's executive management team and Board of Directors. The transactions are conducted at arm's length and in the normal course of operations.

(i) Management and Board compensation

For the years ended August 31, 2020 and 2019, the Company's expenses included the following management and board compensation:

	AUGUST 31, 2020	AUGUST 31, 2019
Salaries and consulting fees	$2,953	$2,521
Share-based compensation	2,750	5,155
Total key management compensation	$5,703	$7,676

During the year ended August 31, 2020, 790,000 stock options (August 31, 2019 - 685,000) were granted to key management personnel at an average exercise price of $2.48 (August 31, 2019 - $4.75) and aggregate fair value of $1,794 (August 31, 2019 - $1,736). In addition, during the year ended August 31, 2020, 211,981 RSUs (August 31, 2019 - 631,949), were granted to key management personnel with an aggregate fair value of $902 (August 31, 2019 - $3,002). For the year ended August 31, 2020, 88,910 PSUs (August 31, 2019 - nil) were issued to key management personnel with an aggregate fair value of $191 (August 31, 2019 - $nil).

(ii) Significant transactions with associates

For the year ended August 31, 2020, the Company received no interest income (August 31, 2019 - $374) on its convertible debenture investment in Eviana as disclosed in Note 14, which is being recorded as distributions under the equity accounting method.

For the year ended August 31, 2020, the Company earned revenues of $52 (August 31, 2019 - $nil) on product sold to ACG, which has been proportionately eliminated from the consolidated financial statements based on the Company's proportionate share of investment in ACG.